UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10221

                             AllianceBernstein Trust
               (Exact name of registrant as specified in charter)

                     1345 Avenue of the Americas, New York,
                      New York 10105 (Address of principal
                          executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2004

                     Date of reporting period: May 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.


-------------------------------------------------------------------------------
Small-Cap Value
-------------------------------------------------------------------------------


AllianceBernstein [LOGO](SM)
Investment Research and Management


AllianceBernstein Small Cap Value Fund


Semi-Annual Report -- May 31, 2004

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

July 15, 2004


Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Small Cap Value Fund (the "Fund") for the semi-annual reporting period ended May 31, 2004.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital. The Fund invests primarily in a diversified portfolio of equity securities of companies with small market capitalizations that are determined by Alliance's Bernstein unit to be undervalued and whose long-term earnings power is not reflected in the current market price of their securities. The Fund may also invest in securities issued by non-U.S. companies.

Investment Results

The following table provides performance for the Fund and its benchmark, the Russell 2500 Index, for the six- and 12-month periods ended May 31, 2004. For comparison to the small-cap value market, we have also included the Fund's performance versus the Russell 2500 Value Index.

_______________________________________________________________________________

INVESTMENT RESULTS*
Periods Ended May 31, 2004

                           ---------------------------------
                                        Returns
                           ---------------------------------
                              6 Months          12 Months
                           --------------     --------------
AllianceBernstein
Small Cap Value Fund
   Class A                      8.00%             29.85%
------------------------------------------------------------
   Class B                      7.57%             28.78%
------------------------------------------------------------
   Class C                      7.64%             28.89%
------------------------------------------------------------
Russell 2500 Index              5.13%             30.45%
------------------------------------------------------------
Russell 2500 Value Index        6.67%             31.11%
------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of May 31, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class and Class R shares will vary due to different expenses associated with these classes. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 1.15% for Class A, 1.85% for Class B, 1.85% for Class C, 1.35% for Class R and 0.85% for Advisor Class. (Prior to January 1, 2004, the Fund's operating expenses were limited to 1.40% for Class A, 2.10% for Class B, 2.10% for Class C, 1.60% for Class R and 1.10% for Advisor Class.) This waiver extends through the Fund's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Fund's expenses would have been higher and its performance would have been lower than that shown above. Past performance is no guarantee of future results.

Neither the unmanaged Russell 2500 Index nor the unmanaged Russell 2500 Value Index reflects fees and expenses associated with the active management of a mutual fund portfolio. The Russell 2500 Index is a capitalization-weighted index that includes 2,500 small- and mid-cap


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 1

U.S. stocks. The Russell 2500 Value Index contains those securities in the Russell 2500 Index with a less-than-average growth orientation. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including AllianceBernstein Small Cap Value Fund.

Additional investment results appear on pages 4-6.
_______________________________________________________________________________

For the six-month period ended May 31, 2004, the Fund outperformed both the Russell 2500 Index and the Russell 2500 Value Index. This outperformance was primarily due to stock selection, although sector selection also contributed modestly to the Fund's relative return. Stock selection was especially strong in the producer durables, materials and processing and energy sectors, partially offsetting poor stock selection in the autos and transportation, health care and financial services sectors. The Fund's overweighted positions in the oil and materials and processing sectors and underweighted positions in the financial services sector were the key sources of positive sector selection.

During the 12-month period ended May 31, 2004, the Fund modestly underperformed both the Russell 2500 Index and the Russell 2500 Value Index. Positive stock selection in the Fund's investment portfolio was more than offset by weak sector selection. Although overweighted positions in the oil, producer durables, and materials and processing sectors added to the Fund's return, underweighted positions in the consumer discretion and health care sectors had larger negative effects. Positive stock selection was concentrated in stocks in the producer durables, consumer discretion and materials and processing sectors.

Market Review and Investment Strategy

During the past year, the Fund has benefited as investors once again sought risk. Strong growth in corporate profits, driven by higher productivity, a weak dollar and a surge in economic activity, pushed up stock prices. Throughout this period, the Fund maintained a pro-cyclical investment stance, favoring sectors such as materials and processing and producer durables, and underweighting the health care and financial services sectors.

The Fund also benefited as smaller companies outperformed larger ones as investors sought the greatest leverage to a recovery in profits. However, because the Fund typically limits its investment universe to companies with market values between $1 and $5 billion, the Fund missed some of the most rapidly appreciating stocks included in the Russell 2500 Index. Those stocks were concentrated in companies with market values below $1 billion.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                              Portfolio Summary
-------------------------------------------------------------------------------


PORTFOLIO SUMMARY
May 31, 2004 (unaudited)


INCEPTION DATES
Class A Shares
3/29/01
Class B Shares
3/29/01
Class C Shares
3/29/01


PORTFOLIO STATISTICS
Net Assets ($mil): $913.8


SECTOR BREAKDOWN*
     17.1%   Consumer Cyclicals
     15.2%   Financial
     12.0%   Capital Equipment
     10.0%   Technology
      9.3%   Industrial Commodities
      8.3%   Non-Financial                   [PIE CHART OMITTED]
      6.9%   Consumer Staples
      6.4%   Utilities
      5.4%   Consumer Growth
      3.7%   Energy
      1.7%   Services

      4.0%   Short-Term


* The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 3

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS


CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF MAY 31, 2004

-------------------------------------------------------------------------------
                                   NAV Returns            SEC Returns
                1 Year                29.85%                 24.33%
       Since Inception*               16.26%                 14.69%


CLASS A SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2004)

-------------------------------------------------------------------------------
                                                          SEC Returns
                1 Year                                       29.73%
       Since Inception*                                      15.83%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be value stocks are able to turn their business around or successfully employ corrective strategies which would result in stock prices that do not rise as initially expected. The Fund concentrates its investments in the stocks of small-capitalization companies, which tend to be more volatile than large-cap companies. Small-cap stocks may have additional risks because these companies tend to have limited product lines, markets or financial resources. The Fund can invest in foreign securities which may magnify these fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Because the Fund may invest in emerging markets and in developing countries, an investment also has the risk that market changes or other factors affecting emerging markets and developing countries, including political instability and unpredictable economic conditions, may have a significant effect on the Fund's net asset value. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception Date: 3/29/01.


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS


CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF MAY 31, 2004

-------------------------------------------------------------------------------
                                   NAV Returns            SEC Returns
                1 Year                28.78%                 24.78%
       Since Inception*               15.43%                 15.20%


CLASS B SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2004)

-------------------------------------------------------------------------------
                                                          SEC Returns
                1 Year                                       30.57%
       Since Inception*                                      16.33%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be value stocks are able to turn their business around or successfully employ corrective strategies which would result in stock prices that do not rise as initially expected. The Fund concentrates its investments in the stocks of small-capitalization companies, which tend to be more volatile than large-cap companies. Small-cap stocks may have additional risks because these companies tend to have limited product lines, markets or financial resources. The Fund can invest in foreign securities which may magnify these fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Because the Fund may invest in emerging markets and in developing countries, an investment also has the risk that market changes or other factors affecting emerging markets and developing countries, including political instability and unpredictable economic conditions, may have a significant effect on the Fund's net asset value. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception Date: 3/29/01.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 5

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS


CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF MAY 31, 2004

-------------------------------------------------------------------------------
                                   NAV Returns            SEC Returns
                1 Year                28.89%                 27.89%
       Since Inception*               15.43%                 15.43%


CLASS C SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2004)

-------------------------------------------------------------------------------
                                                          SEC Returns
                1 Year                                       33.57%
       Since Inception*                                      16.55%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be value stocks are able to turn their business around or successfully employ corrective strategies which would result in stock prices that do not rise as initially expected. The Fund concentrates its investments in the stocks of small-capitalization companies, which tend to be more volatile than large-cap companies. Small-cap stocks may have additional risks because these companies tend to have limited product lines, markets or financial resources. The Fund can invest in foreign securities which may magnify these fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Because the Fund may invest in emerging markets and in developing countries, an investment also has the risk that market changes or other factors affecting emerging markets and developing countries, including political instability and unpredictable economic conditions, may have a significant effect on the Fund's net asset value. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception Date: 3/29/01.


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                           Ten Largest Holdings
-------------------------------------------------------------------------------


TEN LARGEST HOLDINGS
May 31, 2004 (unaudited)


                                                                    Percent of
Company                                              Value          Net Assets
_______________________________________________________________________________

Pulte Corp.                                      $ 19,834,000           2.2%
-------------------------------------------------------------------------------
Jones Apparel Group, Inc.                          17,611,566           1.9
-------------------------------------------------------------------------------
Constellation Brands, Inc. Cl.A                    16,754,400           1.8
-------------------------------------------------------------------------------
Cytec Industries, Inc.                             15,878,461           1.8
-------------------------------------------------------------------------------
Andrew Corp.                                       15,720,000           1.7
-------------------------------------------------------------------------------
URS Corp.                                          15,344,692           1.7
-------------------------------------------------------------------------------
AutoNation, Inc.                                   15,106,721           1.7
-------------------------------------------------------------------------------
Harsco Corp.                                       14,976,450           1.6
-------------------------------------------------------------------------------
Universal Corp.                                    14,965,080           1.6
-------------------------------------------------------------------------------
Texas Industries, Inc.                             14,555,750           1.6
-------------------------------------------------------------------------------
                                                 $160,747,120          17.6%


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 7

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


PORTFOLIO OF INVESTMENTS
May 31, 2004 (unaudited)


Company                                                Shares             Value
-------------------------------------------------------------------------------
COMMON STOCKS-96.0%

Consumer Cyclicals-17.1%
Apparel Manufacturing-3.3%
Jones Apparel Group, Inc.                             457,800     $  17,611,566
V. F. Corp.                                           259,000        12,167,820
                                                                  -------------
                                                                     29,779,386
                                                                  -------------
Autos & Auto Parts-4.0%
American Axle & Manufacturing Holdings, Inc.(a)       325,000        11,358,750
Dana Corp.                                            679,200        12,667,080
Group 1 Automotive, Inc.(a)                           392,800        12,608,880
                                                                  -------------
                                                                     36,634,710
                                                                  -------------
Hotel - Motel-0.7%
Caesars Entertainment, Inc.(a)                        490,500         6,754,185
                                                                  -------------
Retailers-9.1%
AutoNation, Inc.(a)                                   906,222        15,106,721
Borders Group, Inc.                                   572,700        13,074,741
Brunswick Corp.                                       263,000        10,651,500
Federated Department Stores, Inc.                     212,000        10,114,520
Foot Locker, Inc.                                     169,700         4,004,920
Office Depot, Inc.(a)                                 752,000        12,287,680
Payless ShoeSource, Inc.(a)                           826,700        13,557,880
The Neiman Marcus Group, Inc. Cl.A                     91,500         4,721,400
                                                                  -------------
                                                                     83,519,362
                                                                  -------------
                                                                    156,687,643
                                                                  -------------
Financial-15.2%
Major Regional Banks-5.2%
Banknorth Group, Inc.                                 347,000        11,430,180
Hibernia Corp. Cl.A                                   384,000         9,216,000
Popular, Inc.                                         139,500         6,026,400
UnionBanCal Corp.                                     180,000        10,366,200
Whitney Holding Corp.                                 243,500        10,584,945
                                                                  -------------
                                                                     47,623,725
                                                                  -------------
Multi-Line Insurance-2.7%
PacifiCare Health Systems, Inc.(a)                    335,400        12,386,322
StanCorp Financial Group, Inc.                        198,200        12,702,638
                                                                  -------------
                                                                     25,088,960
                                                                  -------------
Property - Casualty Insurance-2.4%
Fidelity National Financial, Inc.                     117,600         4,420,584
PartnerRe, Ltd.                                       101,586         5,676,626
Radian Group, Inc.                                    249,200        11,463,200
                                                                  -------------
                                                                     21,560,410
                                                                  -------------
Real Estate Investment Trust-0.3%
Felcor Lodging Trust, Inc.(a)                         280,000         2,979,200
                                                                  -------------


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


Company                                                Shares             Value
-------------------------------------------------------------------------------
Savings & Loan-4.6%
Astoria Financial Corp.                               327,100     $  12,518,117
Commercial Federal Corp.                              380,000        10,647,600
Sovereign Bancorp, Inc.                               550,000        11,962,500
Washington Federal, Inc.                              283,745         6,784,343
                                                                  -------------
                                                                     41,912,560
                                                                  -------------
                                                                    139,164,855
                                                                  -------------
Capital Equipment-12.0%
Auto & Truck Parts-4.8%
ArvinMeritor, Inc.                                    779,800        14,504,280
BorgWarner, Inc.(a)                                   248,000        10,277,120
Modine Manufacturing Co.                              243,000         7,326,450
PACCAR, Inc.                                          202,500        11,299,500
                                                                  -------------
                                                                     43,407,350
                                                                  -------------
Electrical Equipment-2.4%
Anixter International, Inc.                           238,900         7,286,450
Cooper Industries, Ltd. Cl.A                          252,000        14,338,800
                                                                  -------------
                                                                     21,625,250
                                                                  -------------
Machinery-2.0%
Lincoln Electric Holdings, Inc.                       320,700         9,941,700
Terex Corp.(a)                                        295,000         8,699,550
                                                                  -------------
                                                                     18,641,250
                                                                  -------------
Miscellaneous Capital Goods-2.8%
Parker-Hannifin Corp.                                 230,000        12,778,800
Textron, Inc.                                         234,550        12,818,157
                                                                  -------------
                                                                     25,596,957
                                                                  -------------
                                                                    109,270,807
                                                                  -------------
Technology-10.0%
Communication - Equip. Mfrs.-4.3%
ADC Telecommunications, Inc.(a)                     3,957,300        10,051,542
Andrew Corp.(a)                                       800,000        15,720,000
Nortel Networks Corp. (Canada)(a)                   1,470,200         5,630,866
Tellabs, Inc.(a)                                    1,020,000         8,098,800
                                                                  -------------
                                                                     39,501,208
                                                                  -------------
Computers-1.2%
Western Digital Corp.(a)                            1,201,900        10,985,366
                                                                  -------------
Computer/Instrumentation-1.2%
Adaptec, Inc.(a)                                    1,327,000        10,868,130
                                                                  -------------
Miscellaneous Industrial Technology-1.9%
Arrow Electronics, Inc.(a)                            160,000         4,356,800
Avnet, Inc.(a)                                        170,000         3,978,000
Solectron Corp.(a)                                    816,800         4,492,400
Tech Data Corp.(a)                                    120,000         4,816,800
                                                                  -------------
                                                                     17,644,000
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 9

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


Company                                                Shares             Value
-------------------------------------------------------------------------------
SemiConductors-1.4%
Vishay Intertechnology, Inc.(a)                       648,300     $  12,233,421
                                                                  -------------
                                                                     91,232,125
                                                                  -------------
Industrial Commodities-9.3%
Chemicals-4.9%
Albemarle Corp.                                       422,800        12,168,184
Crompton Corp.                                        846,000         5,050,620
Cytec Industries, Inc.                                394,300        15,878,461
FMC Corp.(a)                                          286,000        11,603,020
                                                                  -------------
                                                                     44,700,285
                                                                  -------------
Containers - Metal/Glass/Paper-0.7%
Ball Corp.                                             99,900         6,824,169
                                                                  -------------
Miscellaneous Metals-1.6%
Reliance Steel & Aluminum Co.                         387,400        14,174,966
                                                                  -------------
Paper-0.7%
MeadWestvaco Corp.                                    219,800         6,070,876
                                                                  -------------
Miscellaneous Industrial Commodities-1.4%
United Stationers Inc.(a)                             341,866        12,891,767
                                                                  -------------
                                                                     84,662,063
                                                                  -------------
Non-Financial-8.3%
Building Material - Heat/Plumbing/Air-1.4%
Hughes Supply, Inc.                                   245,800        13,273,200
                                                                  -------------
Cement-1.6%
Texas Industries, Inc.                                395,000        14,555,750
                                                                  -------------
Home Building-2.2%
Pulte Corp.                                           376,000        19,834,000
                                                                  -------------
Miscellaneous Building-3.1%
Beazer Homes USA, Inc.                                135,900        13,694,643
Harsco Corp.                                          345,000        14,976,450
                                                                  -------------
                                                                     28,671,093
                                                                  -------------
                                                                     76,334,043
                                                                  -------------
Consumer Staples-6.9%
Beverages - Soft, Lite & Hard-1.8%
Constellation Brands, Inc. Cl.A(a)                    465,400        16,754,400
                                                                  -------------
Foods-4.4%
Corn Products International, Inc.                     284,000        12,319,920
Del Monte Foods Co.(a)                              1,247,000        12,806,690
Universal Corp.                                       318,000        14,965,080
                                                                  -------------
                                                                     40,091,690
                                                                  -------------
Retail - Food-0.7%
SUPERVALU, Inc.                                       190,000         5,893,800
                                                                  -------------
                                                                     62,739,890
                                                                  -------------


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Shares or
                                                    Principal
                                                       Amount
Company                                                  (000)            Value
-------------------------------------------------------------------------------
Utilities-6.4%
Electric Companies-6.4%
Constellation Energy Group, Inc.                      265,000     $  10,133,600
Northeast Utilities                                   540,000        10,314,000
OGE Energy Corp.                                      391,000         9,579,500
PNM Resources, Inc.                                   400,000        12,020,000
Puget Energy, Inc.                                    388,000         8,334,240
WPS Resources Corp.                                   178,000         8,056,280
                                                                  -------------
                                                                     58,437,620
                                                                  -------------
Consumer Growth-5.4%
Hospital Management-1.0%
Universal Health Services, Inc. Cl.B                  200,000         8,802,000
                                                                  -------------
Hospital Supplies-1.2%
Owens & Minor, Inc.                                   447,000        10,817,400
                                                                  -------------
Publishing-1.5%
Deluxe Corp.                                          133,500         5,716,470
Reader's Digest Association, Inc. Cl.A                546,000         8,282,820
                                                                  -------------
                                                                     13,999,290
                                                                  -------------
Miscellaneous Consumer Growth-1.7%
URS Corp.(a)                                          609,400        15,344,692
                                                                  -------------
                                                                     48,963,382
                                                                  -------------
Energy-3.7%
Oils - Integrated Domestic-2.3%
Amerada Hess Corp.                                    109,000         7,694,310
Valero Energy Corp.                                   201,550        13,324,470
                                                                  -------------
                                                                     21,018,780
                                                                  -------------
Oils - Integrated International-1.4%
Pogo Producing Co.                                    282,600        12,852,648
                                                                  -------------
                                                                     33,871,428
                                                                  -------------
Services-1.7%
Miscellaneous Industrial
  Transportation-0.9%
SEACOR SMIT, Inc.(a)                                  200,000         8,008,000
                                                                  -------------
Truckers-0.8%
USF Corp.                                             255,200         7,337,000
                                                                  -------------
                                                                     15,345,000
                                                                  -------------
Total Common Stocks
  (cost $741,614,510)                                               876,708,856
                                                                  -------------
SHORT-TERM INVESTMENT-4.0%
Time Deposit-4.0%
State Street Euro Dollar
  0.50%, 6/01/04
  (cost $36,718,000)                                 $ 36,718        36,718,000
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 11

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                                          Value
-------------------------------------------------------------------------------
Total Investments-100.0%
  (cost $778,332,510)                                             $ 913,426,856
Other assets less liabilities-0.0%                                      355,117
                                                                  -------------
Net Assets-100%                                                   $ 913,781,973
                                                                  =============


(a)  Non-income producing security.

See notes to financial statements.


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------


STATEMENT OF ASSETS & LIABILITIES
May 31, 2004 (unaudited)


ASSETS
Investments in securities, at value (cost $778,332,510)           $ 913,426,856
Cash                                                                        480
Receivable for shares of beneficial interest sold                     1,809,448
Dividends and interest receivable                                       770,806
Receivable for investment securities sold                               266,488
                                                                  -------------
Total assets                                                        916,274,078
                                                                  -------------
LIABILITIES
Payable for investment securities purchased                             848,725
Payable for shares of beneficial interest redeemed                      498,554
Advisory fee payable                                                    369,243
Distribution fee payable                                                346,872
Accrued expenses and other liabilities                                  428,711
                                                                  -------------
Total liabilities                                                     2,492,105
                                                                  -------------
Net Assets                                                        $ 913,781,973
                                                                  =============
COMPOSITION OF NET ASSETS
Paid-in capital                                                   $ 729,474,693
Accumulated net investment loss                                        (152,591)
Accumulated net realized gain on investment
  transactions                                                       49,365,525
Net unrealized appreciation of investments                          135,094,346
                                                                  -------------
                                                                  $ 913,781,973
                                                                  =============
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share
  ($219,678,773 / 14,295,249 shares of beneficial interest
  issued and outstanding)                                                $15.37
Sales charge--4.25% of public offering price                                .68
                                                                         ------
Maximum offering price                                                   $16.05
                                                                         ======
Class B Shares
Net asset value and offering price per share
  ($228,142,150 / 15,017,342 shares of beneficial interest
  issued and outstanding)                                                $15.19
                                                                         ======
Class C Shares
Net asset value and offering price per share
  ($127,347,002 / 8,383,463 shares of beneficial interest
  issued and outstanding)                                                $15.19
                                                                         ======
Class R Shares
Net asset value, redemption and offering price per share
  ($14,257 / 929 shares of beneficial interest
  issued and outstanding)                                                $15.35
                                                                         ======
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($338,599,791 / 21,936,650 shares of beneficial interest
  issued and outstanding)                                                $15.44
                                                                         ======


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 13

                                                        Statement of Operations
-------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
Six Months Ended May 31, 2004 (unaudited)


INVESTMENT INCOME
Dividends (net of foreign taxes
  withheld of $7,533)                             $  5,724,935
Interest                                                82,842     $  5,807,777
                                                  ------------
EXPENSES
Advisory fee                                         4,377,675
Distribution fee--Class A                              310,254
Distribution fee--Class B                            1,150,086
Distribution fee--Class C                              608,910
Distribution fee--Class R                                   34
Transfer agency                                      1,293,573
Printing                                               117,302
Custodian                                              112,801
Registration                                            68,535
Administrative                                          41,875
Audit and legal                                         31,834
Trustees' fees                                           9,523
Miscellaneous                                           14,057
                                                  ------------
Total expenses                                       8,136,459
Less: expenses waived and reimbursed
  by the Adviser and the Transfer Agent
  (see Note B)                                      (2,176,043)
Less: expense offset arrangement
  (see Note B)                                             (48)
                                                  ------------
Net expenses                                                          5,960,368
                                                                   ------------
Net investment loss                                                    (152,591)
                                                                   ------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENT TRANSACTIONS
Net realized gain on investment
  transactions                                                       49,582,319
Net change in unrealized
  appreciation/depreciation
  of investments                                                     12,908,486
                                                                   ------------
Net gain on investment transactions                                  62,490,805
                                                                   ------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                                  $ 62,338,214
                                                                   ============


See notes to financial statements.


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS


                                                Six Months Ended    Year Ended
                                                  May 31, 2004     November 30,
                                                  (unaudited)          2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment loss                              $    (152,591)   $    (246,405)
Net realized gain on investment
  transactions                                      49,582,319       23,824,320
Net change in unrealized
  appreciation/depreciation
  of investments                                    12,908,486      151,962,309
                                                 -------------    -------------
Net increase in net assets from
  operations                                        62,338,214      175,540,224

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income
  Class A                                                   -0-        (706,636)
  Advisor Class                                             -0-      (1,379,194)
Net realized gain on investment
  transactions
  Class A                                           (5,050,974)              -0-
  Class B                                           (6,057,708)              -0-
  Class C                                           (3,068,723)              -0-
  Class R                                                 (283)              -0-
  Advisor Class                                     (7,649,793)              -0-

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net increase                                        85,823,464      110,435,031
                                                 -------------    -------------
Total increase                                     126,334,197      283,889,425

NET ASSETS
Beginning of period                                787,447,776      503,558,351
                                                 -------------    -------------
End of period (including accumulated
  net investment loss of ($152,591)
  and $0, respectively)                          $ 913,781,973    $ 787,447,776
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 15

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
May 31, 2004 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Trust (the "Trust"), was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of the following four funds: the AllianceBernstein Global Value Fund, the AllianceBernstein International Value Fund, the AllianceBernstein Small Cap Value Fund and the AllianceBernstein Value Fund (the "Funds"). Each Fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein Small Cap Value Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class R and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R shares are sold without an initial or contingent deferred sales charge and are offered to certain group retirement plans. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All five classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Trustees of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Trustees has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 17

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Class R and Advisor Class shares. Advisor Class shares have no distribution fees. Expenses of the Trust are charged to each Fund in proportion to net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1% of the average daily net assets. Such fee is accrued daily and paid monthly.


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the average daily net assets of the Fund. Through May 31, 2004, such waiver amounted to $924,362. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

On January 1, 2004, the Adviser agreed to waive its fees and bear certain expenses to the extent necessary to limit total fund operating expenses on an annual basis to 1.15%, 1.85%, 1.85%, 1.35% and .85% of the average daily net assets for Class A, Class B, Class C, Class R and Advisor Class shares, respectively. Prior to January 1, 2004, the Adviser agreed to waive its fees and bear certain expenses to the extent necessary to limit total fund operating expenses on an annual basis to 1.40%, 2.10%, 2.10%, 1.60% and 1.10% of the average daily net assets for Class A, Class B, Class C, Class R and Advisor Class shares, respectively. For the six months ended May 31, 2004, such reimbursement amounted to $1,118,661.

Pursuant to the advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended May 31, 2004, the Adviser voluntarily agreed to waive its fees for such services. Such waiver amounted to $41,875.

The Fund compensates Alliance Global Investor Services, Inc., (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $978,609 for the six months ended May 31, 2004. During the period, AGIS voluntarily agreed to waive a portion of its fees for such services. Such waiver amounted to $91,145.

For the six months ended May 31, 2004, the Fund's expenses were reduced by $48 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $16,364 from the sales of Class A shares and received $1,498, $168,117 and $8,439 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2004.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2004 amounted to $683,245, of which $326,886 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 19

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares, 1% of the average daily net assets attributable to Class B and Class C shares, and .50% of the average daily net assets attributable to Class R shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $22,435,915 and $2,213,907 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A and Class R shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended May 31, 2004, were as follows:

                                                   Purchases          Sales
                                                 =============    =============
Investment securities
  (excluding U.S. government securities)         $ 233,924,487    $ 181,252,015
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign transactions) are as follows:

Gross unrealized appreciation                                     $ 161,163,237
Gross unrealized depreciation                                       (26,068,891)
                                                                  -------------
Net unrealized appreciation                                       $ 135,094,346
                                                                  =============


NOTE E

Shares of Beneficial Interest

There is an unlimited number of shares of beneficial interest authorized, without par value, divided into five classes, designated Class A, Class B, Class C, Advisor


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


Class and Class R shares. Transactions in shares of beneficial interest were as follows:


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                         Ended      Year Ended        Ended       Year Ended
                     May 31, 2004   November 30,  May 31, 2004    November 30,
                      (unaudited)       2003       (unaudited)        2003
                     ------------  ------------  --------------  --------------
Class A
Shares sold            3,114,331    19,443,773    $ 47,768,145    $220,197,716
-------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends
  and distributions      309,693        56,752       4,564,890         614,631
-------------------------------------------------------------------------------
Shares converted
  from Class B           239,924       256,777       3,677,637       3,171,468
-------------------------------------------------------------------------------
Shares redeemed       (1,861,682)  (17,371,408)    (28,471,208)   (193,368,735)
-------------------------------------------------------------------------------
Net increase           1,802,266     2,385,894    $ 27,539,464    $ 30,615,080
===============================================================================

Class B
Shares sold            1,492,937     3,828,919    $ 22,570,041    $ 45,751,339
-------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends
  and distributions      339,141            -0-      4,958,236              -0-
-------------------------------------------------------------------------------
Shares converted
  to Class A            (242,387)     (257,955)     (3,677,637)     (3,171,468)
-------------------------------------------------------------------------------
Shares redeemed       (1,678,619)   (3,633,402)    (25,416,479)    (42,029,714)
-------------------------------------------------------------------------------
Net increase
  (decrease)             (88,928)      (62,438)   $ (1,565,839)   $    550,157
===============================================================================

Class C
Shares sold            1,523,775     2,921,339    $ 23,060,999    $ 35,226,873
-------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends
  and distributions      147,912            -0-      2,162,473              -0-
-------------------------------------------------------------------------------
Shares redeemed         (867,403)   (1,683,060)    (13,121,980)    (19,662,946)
-------------------------------------------------------------------------------
Net increase             804,284     1,238,279    $ 12,101,492    $ 15,563,927
===============================================================================

Advisor Class
Shares sold            3,645,964     6,242,341    $ 55,945,262    $ 74,580,569
-------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends
  and distributions      499,651       122,496       7,389,841       1,327,856
-------------------------------------------------------------------------------
Shares redeemed       (1,019,501)   (1,033,056)    (15,590,764)    (12,212,558)
-------------------------------------------------------------------------------
Net increase           3,126,114     5,331,781    $ 47,744,339    $ 63,695,867
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 21

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months    November 3,     Six Months     November 3,
                        Ended         2003(a)         Ended          2003(a)
                     May 31,2004  to November 30,  May 31,2004   to November 30,
                     (unaudited)       2003       (unaudited)         2003
                     ------------  ------------  --------------  --------------
Class R
Shares sold                  929           702    $     14,401    $     10,000
-------------------------------------------------------------------------------
Shares redeemed             (702)           -0-        (10,393)             -0-
-------------------------------------------------------------------------------
Net increase                 227           702    $      4,008    $     10,000
===============================================================================

(a)  Commencement of distribution.

NOTE F

Risks Involved in Investing in the Fund

Concentration of Risk--Investing in securities of foreign companies involves special risks which include revaluation of currencies and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2004.

NOTE H

Distribution to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2004 will be determined at the end of the current fiscal year. The tax character


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


of distributions paid during the fiscal years ended November 30, 2003 and November 30, 2002 were as follows:

                                                  2003             2002
                                              =============    =============
Distributions paid from:
  Ordinary income                             $   2,085,830    $   2,287,386
                                              -------------    -------------
Total taxable distributions                       2,085,830        2,287,386
                                              -------------    -------------
Total distributions paid                      $   2,085,830    $   2,287,386
                                              =============    =============


As of November 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                  $   3,542,377
Undistributed long-term capital gains                             18,077,616(a)
Unrealized appreciation/(depreciation)                           122,176,554(b)
                                                               -------------
Total accumulated earnings/(deficit)                           $ 143,796,547
                                                               =============


(a) During the fiscal year, the Fund fully utilized the capital loss carryforward of $1,364,431.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

NOTE I

Legal Proceedings

As has been previously reported in the press, the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 23

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Adviser's registered investment company clients, including the Trust, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

The special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Trustees of the Fund ("the Independent Trustees") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Trustees have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek



_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Trust or the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 25

                                                           Financial Highlights
-------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                 Class A
                                            --------------------------------------------------
                                            Six Months         Year Ended            March 29,
                                               Ended           November 30,          2001(a) to
                                           May 31, 2004  ------------------------   November 30,
                                           (unaudited)      2003         2002          2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $14.62       $11.19       $11.37       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                      .01          .02          .10          .09
Net realized and unrealized gain (loss) on
  investment transactions                       1.14         3.48         (.11)        1.28
Net increase (decrease) in net asset value
  from operations                               1.15         3.50         (.01)        1.37

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-        (.07)        (.08)          -0-
Distributions from net realized gain on
  investment transactions                       (.40)          -0-        (.09)          -0-
Total dividends and distributions               (.40)        (.07)        (.17)          -0-
Net asset value, end of period                $15.37       $14.62       $11.19       $11.37

TOTAL RETURN
Total investment return based on net
  asset value(d)                                8.00%       31.50%        (.12)%      13.70%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $219,679     $182,631     $113,070      $34,883
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.19%(e)     1.40%        1.40%        1.53%(e)
  Expenses, before waivers/
    reimbursements                              1.66%(e)     1.79%        1.81%        2.41%(e)
  Net investment income(c)                       .14%(e)      .16%         .80%        1.29%(e)
Portfolio turnover rate                           22%          23%          30%          15%



See footnote summary on page 30.


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                 Class B
                                            --------------------------------------------------
                                            Six Months         Year Ended            March 29,
                                               Ended           November 30,          2001(a) to
                                           May 31, 2004  ------------------------   November 30,
                                           (unaudited)      2003         2002          2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $14.51       $11.12       $11.33       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(b)(c)              (.04)        (.06)         .01          .04
Net realized and unrealized gain (loss) on
  investment transactions                       1.12         3.45         (.10)        1.29
Net increase (decrease) in net asset value
  from operations                               1.08         3.39         (.09)        1.33

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-          -0-        (.03)          -0-
Distributions from net realized gain on
  investment transactions                       (.40)          -0-        (.09)          -0-
Total dividends and distributions               (.40)          -0-        (.12)          -0-
Net asset value, end of period                $15.19       $14.51       $11.12       $11.33

TOTAL RETURN
Total investment return based on net
  asset value(d)                                7.57%       30.49%        (.87)%      13.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $228,142     $219,128     $168,713      $56,538
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.89%(e)     2.10%        2.10%        2.23%(e)
  Expenses, before waivers/
    reimbursements                              2.40%(e)     2.54%        2.53%        3.10%(e)
  Net investment income (loss)(c)               (.56)%(e)    (.52)%        .11%         .60%(e)
Portfolio turnover rate                           22%          23%          30%          15%




See footnote summary on page 30.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 27

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                 Class C
                                            --------------------------------------------------
                                            Six Months         Year Ended            March 29,
                                               Ended           November 30,          2001(a) to
                                           May 31, 2004  ------------------------   November 30,
                                           (unaudited)      2003         2002          2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $14.50       $11.11       $11.31       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(b)(c)              (.04)        (.06)         .01          .04
Net realized and unrealized gain (loss) on
  investment transactions                       1.13         3.45         (.09)        1.27
Net increase (decrease) in net asset value
  from operations                               1.09         3.39         (.08)        1.31

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-          -0-        (.03)          -0-
Distributions from net realized gain on
  investment transactions                       (.40)          -0-        (.09)          -0-
Total dividends and distributions               (.40)          -0-        (.12)          -0-
Net asset value, end of period                $15.19       $14.50       $11.11       $11.31

TOTAL RETURN
Total investment return based on net
  asset value(d)                                7.64%       30.51%        (.78)%      13.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $127,347     $109,922      $70,467      $25,437
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.89%(e)     2.10%        2.10%        2.31%(e)
  Expenses, before waivers/
    reimbursements                              2.38%(e)     2.50%        2.51%        3.40%(e)
  Net investment income (loss)(c)               (.56)%(e)    (.53)%        .11%         .50%(e)
Portfolio turnover rate                           22%          23%          30%          15%



See footnote summary on page 30.


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of BeneficialInterest Outstanding Throughout Each
Period


                                                           Class R
                                                  ---------------------------
                                                  Six Months      November 3,
                                                     Ended        2003(f) to
                                                 May 31, 2004     November 30,
                                                  (unaudited)        2003
                                                  ------------   ------------
Net asset value, beginning of period                  $14.62         $14.24

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(b)(c)                      (.01)            -0-(g)
Net realized and unrealized gain on investment
  transactions1                                          .14            .38
Net increase in net asset value from operations         1.13            .38

LESS: DIVIDENDS AND DISTRIBUTIONS
Distributions from net realized gain on investment
  transactions                                          (.40)            -0-
Net asset value, end of period                        $15.35         $14.62

TOTAL RETURN
Total investment return based on net asset value(d)     7.86%          2.67%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                $14            $10
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements               1.38%(e)       1.60%(e)
  Expenses, before waivers/reimbursements               1.86%(e)       1.96%(e)
  Net investment income(c)                              (.12)%(e)       .21%(e)
Portfolio turnover rate                                   22%            23%


See footnote summary on page 30.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 29

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                              Advisor Class
                                            --------------------------------------------------
                                            Six Months         Year Ended            March 29,
                                               Ended           November 30,          2001(a) to
                                           May 31, 2004  ------------------------   November 30,
                                           (unaudited)      2003         2002          2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $14.66       $11.23       $11.40       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                      .03          .06          .13          .12
Net realized and unrealized gain (loss) on
  investment transactions                       1.15         3.47         (.10)        1.28
Net increase in net asset value
  from operations                               1.18         3.53          .03         1.40

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-        (.10)        (.11)          -0-
Distributions from net realized gain on
  investment transactions                       (.40)          -0-        (.09)          -0-
Total dividends and distributions               (.40)        (.10)        (.20)          -0-
Net asset value, end of period                $15.44       $14.66       $11.23       $11.40

TOTAL RETURN
Total investment return based on net
  asset value(d)                                8.19%       31.75%        (.18)%      14.00%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $338,600     $275,757     $151,308      $47,164
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .89%(e)     1.10%        1.10%        1.12%(e)
  Expenses, before waivers/
    reimbursements                              1.36%(e)     1.49%        1.54%        2.01%(e)
  Net investment income(c)                       .44%(e)      .46%        1.10%        1.68%(e)
Portfolio turnover rate                           22%          23%          30%          15%



(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c) Net of fees and expenses waived/reimbursed by the Adviser and the Transfer Agent.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Commencement of distribution.

(g)  Amount is less than $.005.


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                              Board of Trustees
-------------------------------------------------------------------------------


BOARD OF TRUSTEES


William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Joseph G. Paul,(2) Senior Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Ropes & Gray LLP
One International Plaza
Boston, MA 02110

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036


(1)  Member of the Audit Committee.

(2) Mr. Paul is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 31

                                                         Management of the Fund
-------------------------------------------------------------------------------


MANAGEMENT OF THE FUND

Board of Trustees Information
The business and affairs of the Fund are managed under the direction of the Board of Trustees. Certain information concerning the Fund's Trustees is set forth below.



                                                                                PORTFOLIOS
                                                                                  IN FUND           OTHER
 NAME, AGE OF TRUSTEE,                       PRINCIPAL                            COMPLEX        TRUSTEESHIP
       ADDRESS                             OCCUPATION(S)                        OVERSEEN BY        HELD BY
  (YEARS OF SERVICE*)                    DURING PAST 5 YEARS                      TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

William H. Foulk, Jr.,#, 71         Investment adviser and an                       113             None
2 Sound View Drive                  independent consultant. He was
Suite 100                           formerly Senior Manager of Barrett
Greenwich, CT 06830                 Associates, Inc., a registered
(3)                                 investment adviser, with which he
Chairman of the Board               had been associated since prior to
                                    1999. He was formerly Deputy
                                    Comptroller and Chief Investment
                                    Officer of the State of New York
                                    and, prior thereto, Chief
                                    Investment Officer of the New York
                                    Bank for Savings.

Ruth Block, #, 73                   Formerly Executive Vice President                94             None
500 SE Mizner Blvd.,                and Chief Insurance Officer of The
Boca Raton, FL 33432                Equitable Life Assurance Society
(3)                                 of the United States; Chairman and
                                    Chief Executive Officer of Evlico;
                                    Director of Avon, BP (oil and gas),
                                    Ecolab Incorporated (specialty
                                    chemicals), Tandem Financial
                                    Group and Donaldson, Lufkin &
                                    Jenrette Securities Corporation;
                                    former Governor at Large,
                                    National Association of Securities
                                    Dealers, Inc.

David H. Dievler, #, 74             Independent consultant. Until                    98             None
P.O. Box 167                        December 1994 he was Senior
Spring Lake, NJ 07762               Vice President of Alliance Capital
(3)                                 Management Corporation ("ACMC")
                                    responsible for mutual fund
                                    administration. Prior to joining
                                    ACMC in 1984 he was Chief
                                    Financial Officer of Eberstadt Asset
                                    Management since 1968. Prior to
                                    that he was a Senior Manager at
                                    Price Waterhouse & Co. Member
                                    of American Institute of Certified
                                    Public Accountants since 1953.



_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                         Management of the Fund
-------------------------------------------------------------------------------



                                                                                PORTFOLIOS
                                                                                  IN FUND           OTHER
 NAME, AGE OF TRUSTEE,                       PRINCIPAL                            COMPLEX        TRUSTEESHIP
       ADDRESS                             OCCUPATION(S)                        OVERSEEN BY        HELD BY
  (YEARS OF SERVICE*)                    DURING PAST 5 YEARS                      TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES
(continued)

John H. Dobkin, #, 62               Consultant. Formerly President of                96             None
P.O. Box 12                         Save Venice, Inc. (preservation
Annandale, NY 12504                 organization) from 2001-2002, a
(3)                                 Senior Advisor from June 1999-
                                    June 2000 and President of
                                    Historic Hudson Valley (historic
                                    preservation) from December
                                    1989-May 1999. Previously,
                                    Director of the National Academy
                                    of Design and during 1988-1992,
                                    he was Director and Chairman of
                                    the Audit Committee of ACMC.

Clifford L. Michel, #, 64           Senior Counsel to the law firm of                96           Placer
15 St. Bernard's Road               Cahill Gordon & Reindel since                                Dome, Inc.
Gladstone, NJ 07934                 February 2001 and a partner of
(3)                                 that firm for more than twenty-five
                                    years prior thereto. He is President
                                    and Chief Executive Officer of
                                    Wenonah Development Company
                                    (investments) and a Director of
                                    Placer Dome, Inc. (mining).

Donald J. Robinson, #, 69           Senior Counsel to the law firm of                95             None
98 Hell's Peak Road                 Orrick, Herrington & Sutcliffe LLP
Weston, VT 05161                    since prior to 1999. Formerly a
(3)                                 senior partner and a member of
                                    the Executive Committee of that
                                    firm. He was also a member and
                                    Chairman of the Municipal
                                    Securities Rulemaking Board and
                                    Trustee of the Museum of the City
                                    of New York.
INTERESTED TRUSTEE

Marc O. Mayer, +, 46                Executive Vice President of ACMC                 66             None
1345 Avenue of the                  since 2001; prior thereto, Chief
Americas                            Executive Officer of Sanford C.
New York, NY 10105                  Bernstein & Co., LLC and its
(Elected November                   predecessor since prior to 1999.
18, 2003)



*  There is no stated term of office for the Fund's Trustees.

#  Member of the Audit Committee and Nominating Committee.

+ Mr. Mayer is an "interested person", as defined in the 1940 Act, due to his position as Executive Vice President of ACMC.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 33

                                                         Management of the Fund
-------------------------------------------------------------------------------


OFFICERS OF THE TRUST

Certain information concerning the Fund's Officers is listed below.




       NAME,                            POSITION(S)                      PRINCIPAL OCCUPATION
  ADDRESS* AND AGE                    HELD WITH FUND                      DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------

Joseph G. Paul, 44                  Senior Vice President           Senior Vice President of Alliance Capital
                                                                    Management Corporation ("ACMC"),**
                                                                    and Chief Investment Officer of Small
                                                                    and Mid Capitalization Value Equities
                                                                    since 2002. He is also Chief Investment
                                                                    Officer of Advanced Value at ACMC,**
                                                                    since 1999 and is Chairman of the
                                                                    Investment Policy Groups for both
                                                                    services.

Thomas J. Bardong, 59               Vice President                  Senior Vice President of ACMC,** with
                                                                    which he has been associated since
                                                                    prior to 1999.

Mark R. Manley, 41                  Secretary                       Senior Vice President and Chief
                                                                    Compliance Officer of ACMC,** with
                                                                    which he has been associated since
                                                                    prior to 1999.

Mark D. Gersten, 53                 Treasurer and Chief             Senior Vice President of Alliance Global
                                    Financial Officer               Investor Services, Inc. ("AGIS"),** and
                                                                    Vice President of AllianceBernstein
                                                                    Investment Research and
                                                                    Management, Inc. ("ABIRM"),** with
                                                                    which he has been associated since
                                                                    prior to 1999.

Vincent S. Noto, 39                 Controller                      Vice President of AGIS,** with which he
                                                                    has been associated since prior to
                                                                    1999.



* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**  ACMC, Bernstein, ABIRM and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Trustees and officers and is available without charge upon request. Contact your financial representative or Alliance Capital at (800) 227-4618 for a free prospectus or SAI.


_______________________________________________________________________________

34 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------


ALLIANCEBERNSTEIN FAMILY OF FUNDS


--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund
Technology Fund

Global & International

All-Asia Investment Fund
Global Research Growth Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.

**  Formerly Conservative Investors Fund.

+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 35

NOTES


_______________________________________________________________________________

36 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


AllianceBernstein [LOGO](SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


ACBVISCVSR0504




ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

      EXHIBIT NO.        DESCRIPTION OF EXHIBIT
      -----------        ----------------------
      11 (b) (1)         Certification of Principal Executive Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

      11 (b) (2)         Certification of Principal Financial Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

      11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  July 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  July 30, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  July 30, 2004